Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Entity Central Index Key	0000828475
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000041105 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class Z
Trading Symbol	DZNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$35	0.69%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.69%	[1],[2]
Net Assets	$ 285,000,000
Holdings Count | Holding	117
Investment Company Portfolio Turnover	12.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$285	117	12.99%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/26 ) Sector Allocation (Based on Net Assets)
C000130454 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class Y
Trading Symbol	DNJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$29	0.57%*
*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[3]
Net Assets	$ 285,000,000
Holdings Count | Holding	117
Investment Company Portfolio Turnover	12.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$285	117	12.99%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/26 ) Sector Allocation (Based on Net Assets)
C000073401 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class I
Trading Symbol	DNMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$30	0.60%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 30	[4]
Expense Ratio, Percent	0.60%	[4],[5]
Net Assets	$ 285,000,000
Holdings Count | Holding	117
Investment Company Portfolio Turnover	12.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$285	117	12.99%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/26 ) Sector Allocation (Based on Net Assets)
C000000136 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class C
Trading Symbol	DCNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$80	1.60%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 80	[6]
Expense Ratio, Percent	1.60%	[6],[7]
Net Assets	$ 285,000,000
Holdings Count | Holding	117
Investment Company Portfolio Turnover	12.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$285	117	12.99%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/26 ) Sector Allocation (Based on Net Assets)
C000000134 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class A
Trading Symbol	DRNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$43	0.85%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 43	[8]
Expense Ratio, Percent	0.85%	[8],[9]
Net Assets	$ 285,000,000
Holdings Count | Holding	117
Investment Company Portfolio Turnover	12.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$285	117	12.99%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/26 ) Sector Allocation (Based on Net Assets)

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized.
[3]	Annualized.
[4]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[5]	Annualized.
[6]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[7]	Annualized.
[8]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[9]	Annualized.